Valuation and Qualifying Account - Valuation and Qualifying Account (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Allowance for doubtful accounts [member]
Valuation and qualifying accounts disclosure [line items]
Balance at beginning of period	$ 1,695	$ 1,695	$ 1,695
Additions Charged to Expense	11,911	0	0
Deductions Write-offs	1,673	0	0
Exchange difference on translation of foreign financial statement	0	0	0
Balance at end of period	11,933	1,695	1,695
Allowance for sale discounts [member]
Valuation and qualifying accounts disclosure [line items]
Balance at beginning of period	3,006	14,056	275,705
Additions Charged to Expense	0	0	152,224
Deductions Write-offs	3,006	11,050	413,668
Exchange difference on translation of foreign financial statement	0	0	(205)
Balance at end of period	0	3,006	14,056
Allowance for loss on obsolescence and decline in market value of inventory [member]
Valuation and qualifying accounts disclosure [line items]
Balance at beginning of period	271,452	163,056	143,348
Additions Charged to Expense	69,869	112,374	20,480
Deductions Write-offs	0	0	0
Exchange difference on translation of foreign financial statement	(935)	(3,978)	(772)
Balance at end of period	340,386	271,452	163,056
Allowance for loss on idle assets [member]
Valuation and qualifying accounts disclosure [line items]
Balance at beginning of period	125,359	112,557	93,361
Additions Charged to Expense	88,231	91,247	64,996
Deductions Write-offs	97,961	76,822	45,220
Exchange difference on translation of foreign financial statement	(489)	(1,623)	(580)
Balance at end of period	$ 115,140	$ 125,359	$ 112,557